UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                   Date of fiscal year end:  March 31, 2007

                   Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (40.1%) (2)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (7.2%):
         Par ($)   Coupon  Maturity                          Market Value ($)(1)
         -------   ------  --------                          -------------------
         41,697    5.50%   8/1/2017                                    42,628
        210,472    6.38%   12/1/2026                                  216,289
         75,236    6.38%   8/1/2027                                    77,822
        109,696    6.38%   12/1/2027                                  113,466
        701,839    6.50%   8/1/2029                                   721,457
        277,924    7.38%   12/17/2024                                 293,905
        492,160    7.50%   1/1/2031                                   515,614
        952,428    7.50%   7/1/2031                                   996,595
      1,841,077    7.50%   12/1/2032                                1,926,453
        518,872    7.50%   6/1/2035                                   555,403
         65,868    7.95%   10/1/2025                                   69,918
         71,686    7.95%   10/1/2025                                   76,635
         50,231    7.95%   11/1/2025                                   53,699
         20,729    8.00%   5/1/2017                                    21,787
         62,280    8.00%   1/1/2021                                    65,812
        355,254    8.00%   12/1/2023                                  374,654
        220,208    8.00%   9/15/2024                                  235,904
         39,902    8.00%   12/1/2026                                   42,922
        141,442    8.00%   6/1/2030                                   152,391
          2,552    8.25%   12/1/2008                                    2,553
         45,906    8.25%   12/1/2017                                   48,757
          4,503    8.50%   1/1/2017                                     4,813
          4,030    8.50%   2/1/2017                                     4,302
         26,306    8.50%   3/1/2017                                    28,121
         72,216    8.50%   4/1/2017                                    76,890
         73,580    8.50%   5/1/2017                                    78,656
         23,937    8.50%   5/1/2017                                    25,588
         59,986    8.50%   10/1/2019                                   64,372
         38,054    8.50%   7/1/2021                                    40,837
        342,501    8.50%   12/1/2029                                  365,447
        250,341    8.50%   2/1/2031                                   267,113
         15,563    8.75%   1/1/2017                                    16,357
          3,355    9.00%   5/1/2009                                     3,385
          1,917    9.00%   6/1/2009                                     1,934
          4,548    9.00%   7/1/2009                                     4,589
         11,643    9.00%   12/1/2009                                   11,748
         82,516    9.00%   11/1/2015                                   92,769
        136,624    9.00%   5/1/2016                                   153,599
         40,424    9.00%   10/1/2016                                   43,080
         13,548    9.00%   1/1/2017                                    14,530
         20,671    9.00%   2/1/2017                                    21,188
         20,178    9.00%   6/1/2017                                    21,692
         16,405    9.00%   7/1/2021                                    17,777
         18,042    9.00%   10/1/2021                                   19,076
        228,776    9.00%   11/1/2025                                  248,069
      2,468,014    9.00%   5/1/2031                                 2,674,360
            572    9.25%   7/1/2008                                       580
          2,333    9.25%   8/1/2008                                     2,365
            390    9.25%   8/1/2009                                       392
          7,957    9.25%   7/1/2010                                     8,096
          5,917    9.25%   3/1/2011                                     5,926
         22,183    9.25%   6/1/2016                                    24,016
         18,048    9.25%   3/1/2017                                    19,539
        134,130    9.25%   2/1/2018                                   141,774
          2,458    9.25%   1/1/2019                                     2,461
         60,836    9.25%   3/1/2019                                    64,775
         60,401    9.25%   3/1/2019                                    62,490
          3,967    9.50%   10/1/2008                                    4,026
         17,737    9.50%   2/1/2010                                    17,931
          7,715    9.50%   5/1/2010                                     8,046
          2,180    9.50%   6/1/2010                                     2,204
          2,891    9.50%   1/1/2011                                     3,067

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         10,915    9.50%   6/1/2016                                    11,889
          4,826    9.50%   7/1/2016                                     5,256
         27,919    9.50%   10/1/2016                                   30,410
          3,851    9.50%   6/1/2017                                     4,204
         44,636    9.50%   4/1/2018                                    48,825
          1,954    9.50%   10/1/2018                                    2,133
        225,082    9.50%   6/17/2019                                  243,377
        944,417    9.50%   12/17/2021                               1,025,746
          6,366    9.75%   12/1/2008                                    6,474
          1,671    9.75%   12/1/2008                                    1,699
          6,641    9.75%   11/1/2009                                    6,754
          5,245    9.75%   6/1/2011                                     5,334
         97,016    9.75%   12/1/2016                                  105,282
         38,806    9.75%   6/1/2017                                    44,101
        136,015    9.75%   12/1/2017                                  153,086
         15,701    10.00%  11/1/2010                                   15,980
         21,375    10.00%  11/1/2011                                   22,143
        162,442    10.00%  9/1/2020                                   186,675
        935,752    10.00%  3/15/2025                                1,067,925
          4,619    10.25%  6/1/2010                                     4,834
         29,914    10.25%  2/1/2017                                    31,306
         30,887    10.29%  9/1/2016                                    33,054
         48,993    10.50%  10/1/2013                                   54,603
         24,151    10.50%  5/1/2014                                    25,321
         23,932    10.50%  9/1/2015                                    27,291
          9,458    10.50%  1/1/2019                                    10,997
        255,543    10.50%  6/1/2019                                   292,794
          4,767    11.00%  12/1/2011                                    5,256
         19,178    11.00%  6/1/2015                                    21,623
          7,633    11.00%  2/1/2016                                     8,435
          7,696    11.00%  5/1/2019                                     8,321
          7,428    11.00%  7/1/2019                                     8,368
        580,691    11.00%  8/15/2020                                  661,320
          3,870    11.25%  10/1/2009                                    4,084
         12,739    11.25%  8/1/2011                                    14,578
         16,354    13.00%  5/1/2017                                    19,259
                                                            -----------------
                                                                   15,491,381
                                                            -----------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.9%):
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
        156,929    3.66%   8/1/2033                                   158,667
        220,109    3.70%   8/1/2033                                   223,147
         75,846    5.76%   3/1/2033                                    76,467
        886,488    5.86%   2/1/2034                                   891,894
         23,332    6.24%   3/1/2019                                    24,032
         86,114    6.49%   2/1/2032                                    88,996
         71,279    6.49%   4/1/2032                                    73,664
         43,081    6.91%   11/1/2026                                   45,532
        180,751    6.91%   8/1/2027                                   191,034
        312,390    6.95%   8/1/2021                                   317,650
         13,162    7.00%   2/1/2017                                    13,879
        932,048    7.00%   6/1/2017                                   967,441
         23,648    7.00%   4/1/2027                                    25,148
      1,590,624    7.00%   11/1/2029                                1,677,613
        338,943    7.00%   2/1/2032                                   352,595
        319,280    7.00%   6/1/2032                                   338,501
        485,443    7.00%   4/1/2034                                   504,996
      1,028,862    7.45%   6/1/2016                                 1,053,322
        338,250    7.50%   11/1/2012                                  352,774
        712,983    7.50%   6/1/2022                                   760,374
        680,151    7.50%   8/1/2022                                   729,001
         46,923    7.50%   9/1/2027                                    50,650
         54,631    7.50%   11/1/2029                                   58,449
        130,536    7.50%   8/1/2030                                   139,660
        501,554    7.50%   1/1/2031                                   536,159

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        177,556    7.50%   6/1/2031                                   185,026
        230,454    7.50%   3/1/2032                                   245,373
         77,619    7.50%   8/1/2032                                    80,919
        597,226    7.50%   9/1/2032                                   638,966
        116,279    7.50%   9/1/2032                                   121,207
      1,806,078    7.50%   1/1/2033                                 1,890,053
        168,418    7.50%   12/1/2034                                  176,248
        577,728    7.95%   9/15/2020                                  618,545
          8,824    8.00%   8/1/2009                                     8,952
        160,157    8.00%   4/1/2016                                   169,162
        495,676    8.00%   7/1/2021                                   531,594
        144,919    8.00%   1/1/2022                                   154,672
         83,807    8.00%   5/1/2023                                    89,256
         72,463    8.00%   9/1/2023                                    77,356
        749,594    8.00%   7/1/2024                                   802,787
      1,714,015    8.00%   10/1/2026                                1,808,707
        363,329    8.00%   9/1/2027                                   389,480
        408,382    8.00%   5/1/2029                                   430,944
        211,152    8.00%   1/1/2031                                   223,022
        347,144    8.00%   2/1/2031                                   366,322
      1,898,420    8.00%   6/1/2031                                 2,035,057
        282,453    8.00%   12/1/2031                                  298,058
        632,749    8.00%   9/1/2032                                   677,996
        568,810    8.00%   5/1/2036                                   600,243
         46,086    8.25%   4/1/2022                                    48,520
        518,739    8.33%   7/15/2020                                  569,054
        257,922    8.38%   7/20/2028                                  277,991
      2,128,700    8.45%   5/31/2035                                2,296,739
         11,094    8.50%   11/1/2010                                   11,390
        198,045    8.50%   9/1/2013                                   209,951
        453,507    8.50%   2/1/2016                                   502,075
         64,304    8.50%   6/1/2017                                    67,192
         18,945    8.50%   9/1/2017                                    19,985
         91,150    8.50%   8/1/2018                                    98,593
         25,902    8.50%   7/1/2022                                    28,172
        109,660    8.50%   7/1/2026                                   117,076
        778,458    8.50%   11/1/2026                                  837,632
        355,405    8.50%   11/1/2028                                  382,577
        660,350    8.50%   12/1/2028                                  710,545
        268,273    8.50%   1/1/2030                                   288,357
         63,504    8.50%   11/1/2030                                   68,225
         13,485    8.50%   1/1/2031                                    14,487
        247,981    8.52%   9/15/2030                                  270,748
        498,619    8.71%   7/20/2030                                  538,489
         99,881    8.87%   12/15/2025                                 114,792
         21,607    9.00%   1/1/2009                                    21,950
          5,614    9.00%   5/1/2009                                     5,684
         13,022    9.00%   5/1/2009                                    13,105
         11,794    9.00%   5/1/2009                                    11,943
         27,327    9.00%   3/1/2011                                    28,198
         18,193    9.00%   9/1/2017                                    19,638
         37,237    9.00%   2/1/2018                                    40,194
         16,115    9.00%   10/1/2019                                   17,273
         37,031    9.00%   12/15/2019                                  39,637
        156,123    9.00%   6/15/2025                                  168,893
        674,667    9.00%   6/1/2030                                   736,042
         29,148    9.00%   7/1/2031                                    31,848
      5,803,483    9.00%   3/1/2032                                 6,306,125
         10,524    9.25%   10/1/2009                                   10,683
          9,233    9.25%   7/1/2010                                     9,432
         49,397    9.25%   10/1/2016                                   53,556
         56,175    9.25%   12/1/2016                                   60,905
        115,733    9.25%   2/1/2017                                   125,079
        196,146    9.34%   8/20/2027                                  219,546
         22,064    9.50%   12/1/2009                                   22,816

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         21,215    9.50%   11/1/2018                                   23,304
         45,262    9.50%   5/1/2019                                    49,861
         49,415    9.50%   10/1/2019                                   53,699
        660,480    9.50%   3/1/2020                                   710,016
        730,785    9.50%   7/1/2020                                   801,788
         81,652    9.50%   9/1/2020                                    89,250
        122,018    9.50%   10/15/2020                                 132,315
         23,557    9.50%   12/15/2020                                  25,510
         88,582    9.50%   12/15/2020                                  96,320
         24,097    9.50%   3/1/2021                                    26,377
         30,158    9.50%   4/15/2021                                   32,930
        188,334    9.50%   5/1/2027                                   207,792
        728,254    9.50%   4/1/2030                                   797,721
      3,395,856    9.50%   8/1/2031                                 3,731,000
        991,505    9.55%   8/20/2025                                1,134,155
         93,938    9.75%   1/15/2013                                  103,742
         41,229    9.75%   1/1/2021                                    47,164
        171,233    9.75%   10/1/2021                                  196,929
        201,600    9.75%   4/1/2025                                   231,852
         24,412    10.00%  5/1/2011                                    25,494
         82,974    10.00%  7/1/2013                                    91,794
        462,844    10.00%  2/1/2015                                   518,780
        575,836    10.00%  3/1/2015                                   655,575
         60,748    10.00%  11/1/2016                                   68,627
         40,275    10.00%  9/1/2019                                    46,112
         15,531    10.00%  11/1/2020                                   17,967
         12,261    10.00%  1/1/2021                                    14,279
         82,467    10.00%  1/1/2024                                    94,679
        339,943    10.00%  2/1/2028                                   393,721
        273,956    10.18%  7/1/2020                                   310,529
        168,425    10.25%  8/15/2013                                  187,239
         24,714    10.50%  5/1/2015                                    27,622
        159,398    10.50%  1/1/2016                                   182,520
         46,984    10.50%  12/1/2017                                   54,166
         68,783    10.50%  4/1/2022                                    76,753
          8,238    10.75%  11/1/2010                                    8,417
          2,835    11.00%  4/1/2014                                     3,190
         13,877    11.00%  8/1/2015                                    14,716
         18,205    11.00%  4/1/2017                                    20,064
        259,795    11.27%  8/15/2020                                  301,271
        143,457    11.75%  12/15/2026                                 167,103
                                                            -----------------
                                                                   49,459,070
                                                            -----------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (10.0%):
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
        366,596    5.50%   9/15/2025                                  373,410
        132,347    5.76%   3/20/2033                                  133,828
         81,266    5.76%   3/20/2033                                   82,175
        108,725    5.76%   3/20/2033                                  109,942
        347,284    5.76%   5/20/2033                                  351,172
        113,840    5.76%   5/20/2033                                  115,114
         92,107    5.76%   6/20/2033                                   93,138
        106,237    5.76%   6/20/2033                                  107,426
         66,211    6.00%   9/15/2018                                   68,003
         81,458    6.05%   3/20/2033                                   82,811
        192,911    6.25%   5/15/2013                                  198,191
        335,804    6.25%   12/15/2023                                 347,655
        227,024    6.25%   1/15/2024                                  235,131
        169,279    6.38%   12/15/2027                                 175,012
        292,045    6.38%   4/15/2028                                  301,688
        240,031    6.49%   11/20/2031                                 248,684
         47,717    6.49%   12/20/2031                                  49,437
        254,284    6.49%   4/20/2032                                  263,445
         73,576    6.49%   6/20/2032                                   76,226
         87,095    6.49%   12/20/2032                                  90,233

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         38,376    6.57%   9/20/2032                                   39,919
         65,242    6.57%   1/20/2033                                   67,858
         82,962    6.57%   3/20/2033                                   86,288
         72,791    6.75%   9/15/2015                                   76,559
        335,361    6.75%   8/15/2028                                  352,772
        120,193    6.75%   6/15/2029                                  126,387
        451,430    6.91%   7/20/2026                                  476,569
         29,901    7.00%   9/20/2016                                   31,422
        698,308    7.00%   7/15/2029                                  740,911
         16,477    7.05%   2/15/2023                                   17,332
        130,860    7.05%   9/20/2026                                  137,236
         78,668    7.05%   11/20/2026                                  82,501
         64,686    7.05%   1/20/2027                                   67,823
         98,624    7.05%   4/20/2027                                  103,406
         43,663    7.15%   12/20/2026                                  45,937
         74,656    7.15%   3/20/2027                                   78,530
        241,676    7.15%   4/20/2027                                  254,219
         11,086    7.25%   8/15/2010                                   11,358
        128,533    7.25%   5/15/2029                                  136,052
         62,064    7.27%   7/20/2022                                   65,432
         60,321    7.38%   1/15/2029                                   64,101
        446,953    7.38%   3/15/2031                                  478,225
         56,826    7.50%   5/15/2016                                   60,724
        197,279    7.50%   6/15/2036                                  207,487
         67,460    7.55%   7/20/2022                                   71,527
         72,474    7.55%   10/20/2022                                  76,844
         93,564    7.63%   10/15/2029                                  99,985
         67,243    7.65%   10/20/2021                                  71,460
         83,666    7.65%   7/20/2022                                   88,978
        173,862    7.75%   6/15/2020                                  185,919
        181,709    7.75%   7/15/2020                                  194,310
        136,271    7.75%   8/15/2020                                  145,721
        173,364    7.75%   8/15/2020                                  185,387
         66,267    7.75%   11/15/2020                                  70,863
        484,305    7.75%   10/15/2022                                 523,144
         42,826    7.90%   1/20/2021                                   45,844
         28,634    7.90%   1/20/2021                                   30,653
         92,378    7.95%   2/15/2020                                   99,348
         41,698    7.95%   5/20/2025                                   44,842
        118,016    7.95%   7/20/2025                                  126,913
         47,722    7.95%   8/20/2025                                   51,319
        161,842    7.95%   9/20/2025                                  174,043
         26,171    7.95%   10/20/2025                                  28,145
         36,984    7.95%   10/20/2025                                  39,773
         31,387    7.95%   10/20/2025                                  33,753
         70,733    7.95%   1/20/2026                                   76,100
         77,401    7.95%   1/20/2026                                   83,274
         87,399    7.95%   4/20/2026                                   94,030
         21,705    7.95%   6/20/2026                                   23,352
         28,343    7.95%   9/20/2026                                   30,493
         37,197    7.95%   9/20/2026                                   40,019
         26,319    7.95%   11/20/2026                                  28,316
         34,908    7.95%   12/20/2026                                  37,557
         45,610    7.95%   3/20/2027                                   49,064
         38,488    7.99%   2/20/2021                                   41,309
         58,257    7.99%   4/20/2021                                   62,526
        129,381    7.99%   7/20/2021                                  138,864
         73,735    7.99%   9/20/2021                                   79,139
         98,462    7.99%   10/20/2021                                 105,679
        221,775    7.99%   1/20/2022                                  238,271
        317,028    7.99%   6/20/2022                                  340,608
         20,495    8.00%   10/15/2012                                  21,815
        367,412    8.00%   10/15/2014                                 390,360
         55,802    8.00%   5/15/2016                                   60,272
        196,866    8.00%   6/15/2016                                  212,635

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
         57,694    8.00%   9/15/2016                                   62,315
        774,550    8.00%   12/15/2030                                 822,049
        249,643    8.10%   5/20/2019                                  266,947
         30,117    8.10%   6/20/2019                                   32,205
         66,398    8.10%   7/20/2019                                   71,001
        154,709    8.10%   9/20/2019                                  165,432
         24,855    8.10%   9/20/2019                                   26,578
         78,971    8.10%   10/20/2019                                  84,444
         70,752    8.10%   1/20/2020                                   75,732
         46,620    8.10%   7/20/2020                                   49,901
         75,939    8.25%   12/15/2011                                  80,361
         15,769    8.25%   1/15/2012                                   16,822
         50,135    8.25%   8/15/2015                                   54,095
        356,578    8.25%   4/15/2019                                  384,273
        122,697    8.25%   2/15/2020                                  132,381
         11,214    8.25%   4/15/2027                                   12,102
         38,829    8.25%   6/15/2027                                   41,903
         40,774    8.38%   10/15/2019                                  44,084
        100,559    8.40%   2/15/2019                                  108,809
         30,246    8.40%   4/15/2019                                   32,728
        111,418    8.40%   6/15/2019                                  120,560
         38,583    8.40%   9/15/2019                                   41,748
         53,416    8.40%   9/15/2019                                   57,798
         53,431    8.40%   2/15/2020                                   57,892
         20,993    8.50%   12/15/2011                                  22,293
         74,720    8.50%   1/15/2012                                   80,037
         10,266    8.50%   4/15/2015                                   11,138
         54,826    8.50%   4/15/2015                                   59,485
        166,650    8.50%   9/15/2016                                  181,426
         63,925    8.50%   1/15/2017                                   69,881
         91,759    8.50%   12/15/2021                                  99,831
         67,447    8.50%   12/15/2021                                  73,302
          9,448    8.50%   7/20/2022                                   10,253
         75,371    8.50%   10/20/2022                                  81,793
         39,072    8.50%   9/20/2024                                   42,479
         75,533    8.50%   3/20/2025                                   82,169
        199,039    8.50%   12/20/2026                                 215,718
         26,137    8.50%   8/15/2030                                   28,407
        840,726    8.50%   7/15/2032                                  902,892
         52,394    8.60%   5/15/2018                                   55,996
         47,268    8.60%   6/15/2018                                   50,518
         45,667    8.63%   10/15/2018                                  48,819
         16,808    8.75%   11/15/2009                                  17,582
         26,517    8.75%   6/15/2011                                   28,267
        123,595    8.75%   11/15/2011                                 131,753
         23,274    8.75%   12/15/2011                                  24,810
         94,649    8.75%   10/15/2030                                 102,163
          2,159    9.00%   9/15/2008                                    2,187
          1,129    9.00%   9/15/2008                                    1,143
          1,941    9.00%   11/15/2008                                   1,966
          5,871    9.00%   12/15/2008                                   5,947
            904    9.00%   2/15/2009                                      930
          2,649    9.00%   4/15/2009                                    2,760
            507    9.00%   5/15/2009                                      521
            405    9.00%   8/15/2009                                      422
          3,910    9.00%   9/15/2009                                    4,074
          2,010    9.00%   10/15/2009                                   2,068
         13,782    9.00%   11/15/2009                                  14,442
          1,653    9.00%   12/15/2009                                   1,722
         16,860    9.00%   7/15/2010                                   17,592
         55,981    9.00%   5/15/2011                                   59,880
         29,053    9.00%   5/15/2011                                   31,077
         44,178    9.00%   6/15/2011                                   47,255
         49,018    9.00%   7/15/2011                                   52,432
         57,694    9.00%   8/15/2011                                   61,713

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         17,387    9.00%   8/15/2011                                   18,846
         63,245    9.00%   9/15/2011                                   67,650
         61,283    9.00%   9/15/2011                                   65,551
         32,997    9.00%   9/15/2011                                   35,295
         37,705    9.00%   10/15/2011                                  40,331
         11,124    9.00%   1/15/2012                                   11,998
         98,266    9.00%   7/15/2015                                  105,477
         31,173    9.00%   8/15/2015                                   33,461
        329,678    9.00%   12/15/2016                                 354,872
        100,647    9.00%   1/15/2017                                  110,506
        284,231    9.00%   7/15/2017                                  312,073
        227,570    9.00%   11/15/2024                                 246,197
        108,688    9.00%   4/15/2026                                  118,061
         21,963    9.10%   5/15/2018                                   23,779
         31,138    9.25%   11/15/2009                                  32,869
         16,999    9.25%   1/15/2010                                   18,188
         22,116    9.25%   4/15/2010                                   23,663
         19,119    9.25%   11/15/2010                                  20,457
         49,585    9.25%   11/15/2011                                  53,494
          8,193    9.50%   9/15/2009                                    8,437
         38,432    9.50%   10/15/2009                                  39,580
         11,402    9.50%   10/15/2009                                  11,743
          2,657    9.50%   10/15/2009                                   2,737
         15,057    9.50%   11/15/2009                                  15,923
         32,713    9.50%   1/15/2010                                   35,093
          9,207    9.50%   2/15/2010                                    9,623
         26,120    9.50%   4/15/2010                                   27,933
         11,862    9.50%   8/15/2010                                   12,725
         25,139    9.50%   11/15/2010                                  26,969
          8,348    9.50%   1/15/2011                                    9,036
         57,829    9.50%   3/15/2011                                   62,600
         13,870    9.50%   3/20/2016                                   15,022
         40,439    9.50%   11/20/2016                                  43,799
          1,075    9.50%   8/20/2017                                    1,168
          3,610    9.50%   12/20/2017                                   3,924
          4,023    9.50%   4/20/2018                                    4,386
          1,575    9.50%   5/20/2018                                    1,717
         31,755    9.50%   6/20/2018                                   34,615
         29,496    9.50%   7/20/2018                                   32,153
         19,978    9.50%   8/20/2018                                   21,778
         35,417    9.50%   9/20/2018                                   38,608
         41,387    9.50%   9/20/2018                                   45,116
         11,892    9.50%   9/20/2018                                   12,963
         29,275    9.50%   8/20/2019                                   31,970
          2,530    9.50%   10/20/2019                                   2,763
         25,933    9.75%   8/15/2009                                   27,716
         26,874    9.75%   9/15/2009                                   28,721
         80,588    9.75%   8/15/2010                                   87,795
         22,432    9.75%   11/15/2010                                  24,438
         89,369    9.75%   12/15/2010                                  97,362
         83,561    9.75%   1/15/2011                                   92,591
         59,437    9.75%   1/15/2011                                   65,861
         20,139    9.75%   10/15/2012                                  22,653
          7,374    9.75%   10/15/2012                                   8,295
          7,191    9.75%   11/15/2012                                   8,089
         22,597    9.75%   11/15/2012                                  25,418
         21,633    9.75%   11/15/2012                                  24,333
         18,935    9.75%   11/15/2012                                  21,299
          7,515    10.00%  11/15/2008                                   7,851
            926    10.00%  11/15/2009                                     969
          3,186    10.00%  6/15/2010                                    3,481
         47,003    10.00%  6/15/2010                                   51,343
         15,329    10.00%  7/15/2010                                   16,745
          6,694    10.00%  7/15/2010                                    7,312
          4,138    10.00%  10/15/2010                                   4,520

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         17,203    10.00%  11/15/2010                                  18,792
         29,512    10.00%  3/20/2016                                   33,803
         16,365    10.00%  11/15/2017                                  18,880
         30,455    10.00%  2/15/2019                                   35,279
         16,044    10.00%  2/20/2019                                   18,521
         20,443    10.00%  3/20/2019                                   23,600
         15,407    10.00%  5/20/2019                                   17,786
        166,175    10.00%  10/15/2019                                 196,592
         37,554    10.00%  11/15/2019                                  43,502
         30,721    10.00%  12/15/2020                                  35,661
         68,023    10.00%  6/15/2021                                   79,102
         11,505    10.25%  5/15/2009                                   12,207
          5,221    10.25%  11/15/2011                                   5,764
         17,498    10.25%  1/15/2012                                   19,634
          6,665    10.25%  7/15/2012                                    7,478
         17,039    10.50%  6/15/2009                                   18,111
          2,949    10.50%  7/15/2010                                    3,204
          8,791    10.50%  9/15/2015                                   10,100
         11,517    10.50%  11/15/2015                                  13,233
          1,853    10.50%  8/20/2017                                    2,143
         43,703    10.50%  11/15/2018                                  50,835
         36,987    10.50%  6/15/2019                                   43,185
        194,394    10.50%  2/15/2020                                  225,815
        158,582    10.50%  8/15/2021                                  187,905
          2,049    10.75%  1/15/2010                                    2,233
            989    10.75%  7/15/2011                                    1,100
         14,653    11.25%  6/15/2010                                   16,059
         20,542    11.25%  9/15/2010                                   22,513
          2,685    11.25%  9/15/2010                                    2,943
         14,228    11.25%  3/15/2011                                   15,930
          5,098    11.25%  3/15/2011                                    5,708
         31,352    11.25%  4/15/2011                                   35,101
          7,008    11.25%  5/15/2011                                    7,846
         23,961    11.25%  7/15/2011                                   26,827
          5,077    11.25%  7/15/2011                                    5,684
          6,169    11.25%  10/15/2011                                   6,907
         68,008    11.50%  8/15/2018                                   76,749
                                                             ----------------
                                                                   21,644,199
                                                             ----------------

Total mortgage pass-through securities                             86,594,650
    (cost: $85,582,917)                                      ----------------

TAXABLE MUNICIPAL SECURITIES (0.3%) (2)
        196,000  Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                              208,675
         10,000  Cuyahoga County Multifamily Rev.
                   Series 2000B, 7.00%, 1/20/08                        10,013
        350,000  Maplewood Multifamily Rev.
                   Series 1998B, 6.75%, 7/20/15                       362,068
                                                             ----------------

Total taxable municipal securities                                    580,756
    (cost: $556,000)                                         ----------------

U.S. TREASURY / FEDERAL AGENCY SECURITIES (20.2%) (2)
      1,250,000  Tenn. Valley Auth. Strip,
                   3.97% effective yield, 7/15/11                   1,105,846
     22,450,000  U.S. Treasury Bond, 4.50%, 11/30/11               23,428,685
                 U.S. Treasury Notes:
      3,025,000      3.63% 10/31/2009                               3,054,778
        275,000      4.50% 11/15/2010                                 285,936
      2,400,000      4.50% 5/15/2017                                2,487,562
      5,000,000      4.63% 8/31/2011                                5,234,375
                 U.S. Treasury Strips, Zero Coupon:
      3,050,000    4.14% effective yield, 2/15/12                   2,652,103
      2,800,000    4.60% Effective Yield, 8/15/16                   2,981,563
      6,400,000    5.45% Effective Yield, 5/15/30                   2,318,726
                                                             ----------------

Total U.S. Treasury / Federal Agency securities                    43,549,574
    (cost: $42,208,675)                                      ----------------

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (34.1%) (2)
    FEDERAL HOME LOAN MORTGAGE CORP.:
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
        532,581    3.00%   2/15/2023                                  495,827
      2,732,698    3.25%   4/15/2032                                2,508,873
        541,545    3.50%   5/15/2029                                  510,813
        551,161    3.50%   12/1/2032                                  526,960
        585,958    4.00%   11/15/2014                                 576,111
      2,578,747    4.00%   5/31/2025                                2,262,451
        275,580    4.00%   12/15/2032                                 260,632
        530,648    4.00%   3/15/2034                                  499,736
        888,507    4.50%   5/15/2032                                  877,115
        500,000    5.50%   7/15/2031                                  499,630
      2,500,000    5.50%   9/15/2031                                2,528,795
      5,000,000    5.50%   3/15/2032                                4,994,148
      1,000,000    5.50%   9/15/2032                                1,004,926
      3,552,527    6.50%   5/15/2032                                3,660,304
        679,287    6.95%   3/15/2028                                  712,304
        439,958    7.50%   6/15/2017                                  466,754
        134,746    7.50%   3/15/2023                                  136,874
        228,090    7.50%   9/15/2030                                  231,822
         15,365    7.75%   3/18/2025                                   16,323
        208,714    8.00%   11/25/2022                                 217,862
         76,774    8.00%   3/15/2023                                   76,705
        106,583    8.00%   4/25/2024                                  113,103
        394,681    8.00%   1/15/2030                                  420,995
        150,979    8.50%   6/15/2025                                  160,359
         25,278    9.15%   10/15/2020                                  26,817
      1,209,633    9.50%   2/15/2020                                1,275,468
                                                            -----------------
                                                                   25,061,707
                                                            -----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
      3,053,092    3.50%   2/25/2033                                2,808,792
        625,403    3.50%   3/25/2033                                  591,679
        309,151    3.50%   8/25/2033                                  276,789
      1,196,737    3.50%   6/25/2035                                1,159,261
        801,151    3.75%   5/25/2033                                  730,860
      1,009,893    4.00%   11/25/2032                                 978,600
        302,519    4.00%   1/25/2033                                  287,874
      1,337,950    4.00%   3/25/2033                                1,258,498
      1,511,101    4.00%   5/25/2033                                1,437,161
        196,679    5.00%   8/25/2022                                  195,782
      1,470,633    5.00%   11/25/2032                               1,464,024
      4,997,956    5.50%   5/25/2025                                4,998,385
      1,008,000    5.50%   1/25/2037                                1,003,645
      5,204,351    6.50%   10/25/2017                               5,432,112
         74,030    6.85%   12/18/2027                                  78,014
         92,134    7.00%   1/25/2021                                   95,399
         40,718    7.70%   3/25/2023                                   43,993
        195,022    8.00%   7/25/2022                                  209,551
        223,525    8.00%   7/25/2022                                  236,191
        100,000    8.00%   7/18/2027                                  114,575
        365,563    8.00%   7/25/2044                                  386,072
         50,398    8.20%   4/25/2025                                   51,896
         29,016    8.50%   1/25/2021                                   31,829
         31,084    8.50%   4/25/2021                                   32,133
        245,262    8.50%   9/25/2021                                  262,953
         86,950    8.50%   1/25/2025                                   93,105
        443,401    8.50%   6/25/2030                                  509,283
         62,234    8.75%   9/25/2020                                   65,488
        151,288    8.95%   10/25/2020                                 167,525
        470,250    9.00%   7/25/2019                                  516,397
        254,023    9.00%   12/25/2019                                 280,447
         94,141    9.00%   5/25/2020                                  100,718
         51,075    9.00%   6/25/2020                                   54,484
        141,344    9.00%   6/25/2020                                  151,774
         23,236    9.00%   7/25/2020                                   25,703
        139,883    9.00%   9/25/2020                                  155,055
         76,881    9.00%   10/25/2020                                  81,842
        182,333    9.00%   3/1/2024                                   208,373
      1,239,093    9.00%   11/25/2028                               1,401,863
        132,567    9.25%   1/25/2020                                  147,626
        111,603    9.50%   12/25/2018                                 122,984
        236,030    9.50%   3/25/2020                                  257,124
         53,958    9.50%   4/25/2020                                   58,128
        179,281    9.50%   5/25/2020                                  200,538

================================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        240,943    9.50%   11/25/2020                                 267,776
         70,958    9.50%   11/25/2031                                  77,048
        348,307    9.60%   3/25/2020                                  390,647
                                                            -----------------
                                                                   29,499,996
                                                            -----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
        493,741    4.00%   10/17/2029                                 469,592
        342,204    8.00%   1/16/2030                                  361,787
                                                            -----------------
                                                                      831,379
                                                            -----------------
    VENDEE MORTGAGE TRUST:
         Par ($)   Coupon  Maturity                       Market Value ($)(1)
         -------   ------  --------                       -------------------
      1,000,000    5.00%   8/15/2028                                1,005,101
      1,000,000    5.00%   7/15/2030                                  973,349
        136,106    5.63%   2/15/2024                                  138,616
      2,000,000    6.00%   2/15/2030                                2,032,302
      9,285,704    6.50%   12/15/2028                               9,871,103
      3,241,332    7.00%   9/15/2027                                3,418,448
        462,486    7.25%   9/15/2025                                  495,995
        328,966    8.29%   12/15/2026                                 360,043
                                                            -----------------
                                                                   18,294,957
                                                            -----------------

Total collateralized mortgage obligations                          73,688,039
    (cost: $73,638,979)                                      ----------------

SHORT-TERM SECURITIES (7.4%) (2)
      3,000,000    FHLB Agy. Disc. Note, 4.30%, 1/7/08              2,997,850
      2,000,000    FHLB Agy. Disc. Note, 4.35%, 1/7/08              1,998,682
      1,500,000    FHLB Agy. Disc. Note, 4.35%, 1/11/08             1,498,530
      2,500,000    FHLMC Agy. Disc. Note, 4.26%, 1/3/08             2,499,408
      1,289,000    FHLMC Agy. Disc. Note, 4.26%, 1/8/08             1,288,158
        874,000    FNMA Agy. Disc. Note, 4.00%, 1/14/08               872,858
      4,856,839    Dreyfus Cash Mgmt. Fund, 4.22%                   4,856,839
                                                             ----------------
                                                                   16,012,325
                                                             ----------------
Total short-term securites
    (cost: $16,011,636)

Total investments in securities
    (cost: $217,998,207)                                     $    220,425,344
                                                             ================


Other Assets and Liabilities, Net (-2.0%)                          (4,321,120)

                                                             ----------------
Total Net Assets                                             $    216,104,224
                                                             ================


                                                             ----------------
Aggregate Cost                                                    217,998,207
                                                             ----------------

Gross Unrealized Appreciation                                       3,696,791
Gross Unrealized Depreciation                                      (1,269,665)
                                                             ----------------
Net Unrealized Appreciation(Depreciation)                           2,427,127
                                                             ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    January 17, 2008

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    January 17, 2008